Restricted Cash (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Restricted Cash and Cash Equivalent Item [Line Items]
Total restricted cash	$ 37,987	$ 64,196
Less: Amounts included in current restricted cash	(33)	(24,695)
Non-current restricted cash	37,954	39,501
Performance guarantee | LNG Hrvatska
Restricted Cash and Cash Equivalent Item [Line Items]
Total restricted cash	0	13,258
Lease agreements
Restricted Cash and Cash Equivalent Item [Line Items]
Total restricted cash	1,093	1,085
Variable Interest Entity
Restricted Cash and Cash Equivalent Item [Line Items]
Total restricted cash	33	11,429
Gimi facility | Performance guarantee
Restricted Cash and Cash Equivalent Item [Line Items]
Total restricted cash	36,861	$ 38,424
1.2 billion, Gimi facility | Secured debt
Restricted Cash and Cash Equivalent Item [Line Items]
Debt instrument, face amount	$ 1,200,000